Note 14 - Suppliers (Details Textual) - CAD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Payables to suppliers, current	$ 33,885,000		$ 59,826,000
BRAZIL
Statement Line Items [Line Items]
Payables to suppliers, current	28,940,000		$ 53,875,000
Sigma brazil [member]
Statement Line Items [Line Items]
Payables to suppliers, current		$ 8,100,000
Sigma brazil [member] | BRAZIL
Statement Line Items [Line Items]
Payables to suppliers, current	$ 8,100